Financial Highlights	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
Financial Highlights

Per Share Performance (for a share outstanding throughout each period)

	Three Months ended July 31, 2015 (unaudited)	Six Months ended July 31, 2015 (unaudited)	For the Period May 6, 2014* to July 31, 2014 (unaudited)

Net asset value per share, beginning of period	$11.76	$12.57	$13.06

Net investment loss (a)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments in gold bullion	(0.82)	(1.62)	(0.21)
Net change in net assets resulting from operations	(0.83)	(1.64)	(0.22)
Net asset value per share, end of period	$10.93	$10.93	$12.84

Total return, at net asset value (b)	(7.06)%	(13.05)%	(1.68)%

Ratio to average net assets (c)
Net investment loss	(0.40)%	(0.40)%	(0.40)%
Net expenses	0.40%	0.40%	0.40%

(a) Calculated using average shares outstanding

(b) Not annualized

(c) Annualized

* Commencement of Operations

Financial Highlights

For the period May 6, 2014* to January 31, 2015

Per Share Performance (for a share outstanding throughout the entire period)

Net asset value per share, beginning of period	$13.06

Net investment loss (a)	(0.04)
Net realized and unrealized gain (loss) on investment in gold bullion	(0.45)
Net change in net assets from operations	(0.49)
Net asset value per share, end of period	$12.57

Total return, at net asset value (b)	(3.75)%

Ratio to average net assets:
Net investment loss (c)	(0.40)%
Expenses (c)	0.40	% )

*	Commencement of operations.
(a)	Calculated using average shares outstanding
(b)	Not annualized
(c)	Annualized